Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Parenthetical) (Detail) (Asset and Liability Management Positions [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Notional Value, Liabilities	$ 21,623	$ 14,730
Fair Value, Liabilities	472	580
Notional Value, Assets	20,217	28,119
Underwriting Purchase and Sale Commitments [Member]
Derivative [Line Items]
Notional Value, Liabilities	58
Notional Value, Assets	58
Swap [Member] | Visa Class B [Member]
Derivative [Line Items]
Notional Value, Liabilities	332
Fair Value, Liabilities	$ 44
Derivative Liability Average Remaining Maturity Period	3 years 9 months